CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net revenues:
Third parties	$ 10,793,324	$ 4,266,544	$ 737,874
Related parties	115,715	4,317,098	12,404,031
Total net revenues	10,909,039	8,583,642	13,141,905
Cost of revenues:
Third parties	(7,533,657)	(11,231,164)	(15,649,173)
Related parties	(510,854)	(909,775)	(335,504)
Total cost of revenues	(8,044,511)	(12,140,939)	(15,984,677)
Gross profit (loss)	2,864,528	(3,557,297)	(2,842,772)
Operating expenses:
Product development		(1,385,138)	(3,496,393)
Selling and marketing	(1,804,611)	(941,760)	(1,796,980)
General and administrative	(3,223,731)	(7,087,924)	(8,089,086)
Impairment of goodwill and intangible assets			(27,225,907)
Total operating expenses	(5,028,342)	(9,414,822)	(40,608,366)
Operating loss	(2,163,814)	(12,972,119)	(43,451,138)
Interest income:
Third parties	187,759	43,152	83,815
Related parties		3,388	28,856
Total interest income	187,759	46,540	112,671
Interest expense:
Related parties	(260,830)		(16,365)
Total interest expense	(260,830)		(16,365)
Other income, net	202,582	745,958	4,101,039
Gain from disposal of equity interest in affiliate		1,451,979
Loss before income tax benefits	(2,034,303)	(10,727,642)	(39,253,793)
Income tax benefits			4,826,059
Equity in losses of affiliate, net of tax	(16,879)
Net loss	(2,051,182)	(10,727,642)	(34,427,734)
Net loss	(2,051,182)	(10,727,642)	(34,427,734)
Other comprehensive income (loss), net of tax:
Currency translation adjustments of subsidiaries	336,144	193,864	(97,774)
Comprehensive loss	$ (1,715,038)	$ (10,533,778)	$ (34,525,508)
Ordinary shares
Loss per share - basic and diluted:
Net loss per share	$ 0.00	$ 0.00	$ (0.01)
Weighted average shares used in per share calculation - basic and diluted	4,767,742,804	4,746,324,022	4,728,185,434
ADS
Loss per share - basic and diluted:
Net loss per share	$ (0.04)	$ (0.23)	$ (0.73)
Weighted average shares used in per share calculation - basic and diluted	47,677,428	47,463,240	47,281,854